SUPPLEMENT DATED FEBRUARY 9, 2009
                     TO THE PROSPECTUS DATED MARCH 31, 2008

                                       AND

                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).

EFFECTIVE FEBRUARY 5, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/LAZARD MID CAP EQUITY FUND, PLEASE REMOVE ALL REFERENCES TO GARY BUESSER.




This Supplement is dated February 9, 2009.

(To be used with VC4224 10/08,  VC5869 10/08, VC5890 10/08, VC5995 10/08, VC3723
10/08,  VC5825 10/08,  VC5884 10/08,  VC5885 10/08,  VC3656 03/08, VC5526 03/08,
VC3657 03/08,  FVC4224FT  03/08,  NV4224 10/08,  NV3174CE  03/08,  NV5526 03/08,
NV3784 03/08,  NV5869 10/08,  NV5890 10/08, NV5825 03/08, HR105 03/08 and VC2440
03/08.)

                                                                   CMX3023 02/09

                        SUPPLEMENT DATED FEBRUARY 5, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE FEBRUARY 5, 2009, PLEASE REMOVE ALL REFERENCES TO GARY BUESSER.




This Supplement is dated February 9, 2009.

(To be used with V3180 10/08 and V3180PROXY 10/08.)

                                                                   CMX3024 02/09